Noncontrolling Interests - Additional Information (Detail) - Subsidiary		1 Months Ended
	Nov. 30, 2013	Sep. 30, 2014	Dec. 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Aug. 31, 2013	Jul. 31, 2013	Mar. 31, 2013
Noncontrolling Interest [Line Items]
Noncontrolling Interest, ownership percentage		49.00%
Number of subsidiary		2
Northstar Healthcare Dallas Management, LLC [Member]
Noncontrolling Interest [Line Items]
Company's ownership interest			50.00%
NHA [Member]
Noncontrolling Interest [Line Items]
Equity method investment ownership percentage		51.00%
Kirby Partnership [Member]
Noncontrolling Interest [Line Items]
Ownership interest sold	15.10%
Company's ownership interest	25.00%		75.00%
Houston Microsurgery Institute, LLC [Member]
Noncontrolling Interest [Line Items]
Company's ownership interest			2.30%					97.70%
Microsurgery Institute, LLC [Member]
Noncontrolling Interest [Line Items]
Company's ownership interest			5.00%			100.00%
NHC ASC - Dallas, LLC [Member]
Noncontrolling Interest [Line Items]
Company's ownership interest							35.00%
Northstar Healthcare Acquisitions, LLC ("NHA") [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, ownership percentage							100.00%
Northstar Healthcare Acquisitions, LLC ("NHA") [Member] | Northstar Healthcare Dallas Management, LLC [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, ownership percentage				50.00%
SNWM [Member]
Noncontrolling Interest [Line Items]
Company's ownership interest			68.20%
Ownership interest acquired					31.78%
Spring Creek Urgent Care, LLC [Member]
Noncontrolling Interest [Line Items]
Company's ownership interest			68.20%		31.78%
Spring Creek Imaging, LLC [Member]
Noncontrolling Interest [Line Items]
Company's ownership interest			68.20%		31.78%
Spring Northwest Operating, LLC [Member]
Noncontrolling Interest [Line Items]
Company's ownership interest			67.90%
Ownership interest acquired					32.14%
WIM [Member]
Noncontrolling Interest [Line Items]
Company's ownership interest			77.80%
Ownership interest acquired					22.22%
KIRPA Holdings, LLC [Member]
Noncontrolling Interest [Line Items]
Company's ownership interest			50.00%
Ownership interest acquired					40.00%
GRIP Medical Diagnostics, LLC [Member]
Noncontrolling Interest [Line Items]
Company's ownership interest			60.00%
Ownership interest acquired					40.00%
Physician Limited Partners [Member] | Northstar Healthcare Dallas Management, LLC [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, ownership percentage				50.00%
The Palladium for Surgery - Houston, LTD [Member]
Noncontrolling Interest [Line Items]
Company's ownership interest			8.10%
Houston Procedure Suite, LLC [Member]
Noncontrolling Interest [Line Items]
Company's ownership interest			60.00%
NHC ASC - Dallas [Member]
Noncontrolling Interest [Line Items]
Company's ownership interest			60.00%
Formation Of First Nobilis [Member]
Noncontrolling Interest [Line Items]
Company's ownership interest			49.00%